Commitment and contingencies (Details Narrative)						1 Months Ended
	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)	Jul. 05, 2022 CNY (¥)	Apr. 20, 2021 USD ($)	Apr. 20, 2021 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jul. 05, 2022 USD ($)	Jul. 05, 2022 CNY (¥)	Apr. 20, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Loss contingency, damages sought, value				$ 46,454	¥ 300,000
Loss contingency damages sought interest				24.00%	24.00%
Lease deposit liability				$ 58,855						¥ 380,000
Operating lease, payments	$ 61,638	¥ 429,000
Settlement Agreement [Member]
Related Party Transaction [Line Items]
Related party unpaid purchase amount			¥ 170,000			$ 31,000	¥ 200,000
Remaining unpaid balance						$ 5,000		$ 20,000	¥ 131,850		¥ 30,000